Leases - Narrative (Details)	Dec. 16, 2016 USD ($) vessel	Jan. 01, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Lease receivables		$ 11,400,000
Sale and leaseback agreement | Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Seller credit payable upon sale	$ 4,500,000.0
Seller credit percent of fair value threshold	50.00%
Seller credit payable threshold, oldest vessel	$ 17,500,000.0
Seller credit payable threshold, other vessels	19,500,000.0
Leaseback agreement residual guarantee	$ 20,000,000.0
Number of VLCCs delivered | vessel	4
Owner percent of profit	75.00%
Charter percent of profit	25.00%
Profit share agreement, proceeds lower limit, oldest vessel	$ 26,500,000.0
Profit share agreement, proceeds upper limit, oldest vessel	32,500,000.0
Profit share agreement, proceeds lower limit, other vessel	28,500,000.0
Profit share agreement, proceeds upper limit, other vessel	$ 34,500,000.0